INVESTMENTS IN AFFILIATES AND OTHER EQUITY SECURITIES (Details)		1 Months Ended				3 Months Ended	12 Months Ended
	Jun. 18, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Oct. 31, 2021 CNY (¥)	Apr. 30, 2019 CNY (¥)	May 31, 2012 CNY (¥)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥) MWh	Dec. 31, 2021 USD ($) MWh	Dec. 31, 2020 CNY (¥) MWh	Dec. 31, 2019 CNY (¥) MWh	Mar. 30, 2017	Feb. 26, 2017
Schedule of Equity Method Investments [Line Items]
Equity in (loss)/income of affiliated companies							¥ 59,808,853	$ 9,385,314	¥ (52,705,838)	¥ (48,854,715)
Acquisitions of businesses and investments, net of cash acquired					¥ 7,200,000
Equity Method Investment, Unrealized Intercompany Profit (Loss) Eliminated, Amount							1,267,641		219,837	5,943,014
Payments for Other Fees							5,309,769		27,485,358	39,565,882
Equity Method Investments		¥ 223,868,835					223,868,835		184,873,397
Equity Securities without Readily Determinable Fair Value, Amount										7,200,000
Proceeds from disposal of equity securities						¥ 7,200,000
Capital injection in cash	¥ 315,000,000
Revenues							40,826,521,106	$ 6,406,572,060	35,129,458,616	29,746,287,759
Heihe Hydropower Development Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interests acquired					9.00%
Xinte Silicon [Member]
Schedule of Equity Method Investments [Line Items]
Equity in (loss)/income of affiliated companies							36,037
Ownership percentage	9.00%
Investments in subsidiaries		¥ 314,996,757					¥ 314,996,757
Shenzhen Laplace Energy Technology Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Capital injection in cash			¥ 65,000,000
Ownership percentage			2.88%
Ningxia Xiaoniu Automation Equipment Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership		0.9375%					0.9375%
Capital injection in cash		¥ 30,000,000
Jinko Power Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity in (loss)/income of affiliated companies							¥ 308,287,596		¥ (50,227,012)	¥ (47,852,250)
capital injection to SSHC				¥ 295,000,000
Percentage of Ownership												50.00%
Quantity of Solar Modules Sold | MWh							0	0	32.2	64.4
Revenues							¥ 0		¥ 51,200,000	¥ 144,300,000
Sweihan Pv Power Company [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership												40.00%
SweihanSolar Holding Company Limited [Member]
Schedule of Equity Method Investments [Line Items]
Cash dividend							23,212,799		15,597,932
Jinko-Tiansheng [Member]
Schedule of Equity Method Investments [Line Items]
Equity in (loss)/income of affiliated companies							22,862,022		5,312,252	1,002,465
Percentage of Ownership											30.00%
Equity Method Investment, Unrealized Intercompany Profit (Loss) Eliminated, Amount							(3,745,542)		2,562,378	1,801,626
Payments for Other Fees							5,309,767		27,485,358	¥ 39,565,882
Equity Method Investments		¥ 2,525,535					¥ 2,525,535		¥ 9,384,142